Operating profit - Summary of Auditors Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditor's remuneration [abstract]
Audit	£ 20.4	£ 20.6	£ 27.7
Audit-related and other assurance services	1.6	6.3	4.0
Total audit services, audit-related and other assurance services	22.0	26.9	31.7
Pension benefits
Auditor's remuneration [abstract]
Audit	0.2	0.2	0.2
GSK PLC
Auditor's remuneration [abstract]
Audit	10.2	10.9	13.2
Subsidiaries
Auditor's remuneration [abstract]
Audit	£ 10.2	£ 9.7	£ 14.5